Investment Objectives and Goals	Apr. 30, 2025
Allspring Absolute Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Absolute Return Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks a positive total return.
Allspring Asset Allocation Fund (Classes A, C, Administrator & Institutional) | Allspring Asset Allocation Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term total return, consisting of capital appreciation and current income.
Allspring Real Return Fund (Classes A, C, R6, Administrator & Institutional) | Allspring Real Return Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks returns that exceed the rate of inflation over the long-term.